Disaggregated Revenues - Schedule of Business Operations (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Business Operations [Line Items]
Total revenues	$ 3,301,879	$ 4,159,763	$ 5,433,375	$ 5,136,153	$ 5,944,190
IVF treatment service [Member]
Schedule of Business Operations [Line Items]
Total revenues	3,301,879		5,433,375
Surrogacy, ancillary caring and other services [Member]
Schedule of Business Operations [Line Items]
Total revenues